Leases - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Incremental borrowing rate applied to lease liabilities	8.01%
Lease commitment for plant and machinery	₨ 194.8	₨ 220.0
Lessee operating lease term of contract	12 months
Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Average effective interest rate under finance lease	3.70%	3.70%
Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Average effective interest rate under finance lease	8.50%	8.10%
Plant Machinery and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease assets	₨ 0.3